Accounts receivable, trade (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable	$ 196	$ 315
Allowance for doubtful accounts	(196)	(196)
Accounts receivable, net		119
Balance at the beginning of the year	196	1
Addition		195	$ 1
Balance at the end of the period	$ 196	$ 196	$ 1